UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam ESG Core Bond ETF
PCRB | NYSE Arca, Inc.
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam ESG Core Bond ETF for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam ESG Core Bond ETF	$17	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$856,664,626
Total Number of Portfolio Holdings	541
Portfolio Turnover Rate	145%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG Core Bond ETF	PAGE 1	39496-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
ESG Core Bond ETF
Financial Statements and Other Important Information
Semi-Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 40.0%
U.S. Government Obligations — 40.0%
U.S. Treasury Bonds	4.375%	11/15/39	$2,590,000	$2,584,537
U.S. Treasury Bonds	3.375%	11/15/48	28,930,000	23,476,243
U.S. Treasury Bonds	2.375%	5/15/51	7,790,000	5,070,347
U.S. Treasury Bonds	2.875%	5/15/52	17,250,000	12,444,932
U.S. Treasury Bonds	4.000%	11/15/52	27,500,000	24,585,645
U.S. Treasury Bonds	3.625%	2/15/53	1,420,000	1,185,866
U.S. Treasury Notes	0.500%	2/28/26	24,780,000	24,510,765
U.S. Treasury Notes	2.500%	2/28/26	2,530,000	2,518,955
U.S. Treasury Notes	4.125%	2/28/27	8,380,000	8,428,938
U.S. Treasury Notes	2.375%	5/15/27	7,540,000	7,399,361
U.S. Treasury Notes	3.875%	5/31/27	8,300,000	8,329,828
U.S. Treasury Notes	3.875%	7/31/27	1,700,000	1,707,371
U.S. Treasury Notes	2.875%	8/15/28	4,200,000	4,120,348
U.S. Treasury Notes	1.875%	2/28/29	14,710,000	13,911,580
U.S. Treasury Notes	2.375%	3/31/29	5,820,000	5,588,450
U.S. Treasury Notes	4.125%	3/31/29	3,790,000	3,850,181
U.S. Treasury Notes	4.625%	4/30/29	20,650,000	21,319,915
U.S. Treasury Notes	3.250%	6/30/29	9,130,000	9,009,099
U.S. Treasury Notes	4.000%	2/15/34	21,380,000	21,399,209
U.S. Treasury Notes	4.375%	5/15/34	23,520,000	24,145,209
U.S. Treasury Notes	3.875%	8/15/34	16,410,000	16,223,785
U.S. Treasury Notes	4.250%	11/15/34	73,330,000	74,457,162
U.S. Treasury Notes	4.625%	2/15/35	19,360,000	20,199,438
U.S. Treasury Notes	4.250%	8/15/35	6,200,000	6,277,984

Total U.S. Government & Agency Obligations (Cost — $342,128,354)				342,745,148
Corporate Bonds & Notes — 29.2%
Communication Services — 2.7%
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.375%	11/15/29	1,502,000	1,568,723 (a)
Interactive Media & Services — 0.3%
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	705,000	708,751 (b)
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	1,365,000	1,355,871 (b)
Total Interactive Media & Services				2,064,622
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	480,000	478,883
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	$366,000	$286,605
Interpublic Group of Cos. Inc., Senior Notes	2.400%	3/1/31	361,000	323,429
Paramount Global, Senior Notes	4.200%	6/1/29	483,000	473,179
Paramount Global, Senior Notes	4.950%	1/15/31	1,350,000	1,324,192
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,076,000	2,408,726
Total Media				5,295,014
Wireless Telecommunication Services — 1.6%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	800,000	814,804
Rogers Communications Inc., Senior Notes	3.800%	3/15/32	1,056,000	995,649
Rogers Communications Inc., Subordinated Notes (7.000% to 4/15/30 then 5 year Treasury Constant Maturity Rate + 2.653%)	7.000%	4/15/55	1,080,000	1,130,602 (c)
Rogers Communications Inc., Subordinated Notes (7.125% to 4/15/35 then 5 year Treasury Constant Maturity Rate + 2.620%)	7.125%	4/15/55	540,000	578,224 (c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,802,000	4,085,546
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	605,000	601,735
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	655,000	625,765
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	590,000	573,600
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,122,000	3,058,935
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,947,000	1,318,285
Total Wireless Telecommunication Services				13,783,145

Total Communication Services				22,711,504
Consumer Discretionary — 2.5%
Automobiles — 0.6%
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,000,000	987,762
General Motors Financial Co. Inc., Senior Notes	4.200%	10/27/28	280,000	279,373
General Motors Financial Co. Inc., Senior Notes	5.800%	1/7/29	570,000	593,955
General Motors Financial Co. Inc., Senior Notes	4.900%	10/6/29	412,000	418,103
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	420,000	425,303
Hyundai Capital America, Senior Notes	6.500%	1/16/29	635,000	673,829 (a)
Hyundai Capital America, Senior Notes	5.350%	3/19/29	221,000	227,124 (a)
Hyundai Capital America, Senior Notes	6.375%	4/8/30	521,000	557,041 (a)
Hyundai Capital America, Senior Notes	5.400%	1/8/31	186,000	191,808 (a)
Hyundai Capital America, Senior Notes	5.400%	6/23/32	790,000	817,050 (a)
Total Automobiles				5,171,348
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp., Senior Notes	5.125%	5/1/29	$1,160,000	$1,175,066 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	1,181,000	1,217,198 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	925,000	951,393 (a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	2,293,000	2,257,138 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	6.750%	12/1/33	845,000	917,345
Hyatt Hotels Corp., Senior Notes	5.250%	6/30/29	585,000	601,846
Hyatt Hotels Corp., Senior Notes	5.375%	12/15/31	395,000	404,747
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	343,000	340,437
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	590,000	594,305
Total Hotels, Restaurants & Leisure				8,459,475
Household Durables — 0.4%
DR Horton Inc., Senior Notes	5.000%	10/15/34	845,000	855,098
DR Horton Inc., Senior Notes	5.500%	10/15/35	1,930,000	2,005,180
Toll Brothers Finance Corp., Senior Notes	4.350%	2/15/28	112,000	112,365
Toll Brothers Finance Corp., Senior Notes	3.800%	11/1/29	635,000	622,842
Total Household Durables				3,595,485
Leisure Products — 0.2%
Brunswick Corp., Senior Notes	2.400%	8/18/31	1,003,000	873,021
Brunswick Corp., Senior Notes	5.100%	4/1/52	845,000	682,432
Total Leisure Products				1,555,453
Specialty Retail — 0.1%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	95,000	99,498
Dick’s Sporting Goods Inc., Senior Notes	3.150%	1/15/32	680,000	624,556
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	645,000	481,662
Total Specialty Retail				1,205,716
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp., Senior Notes	5.500%	6/13/30	69,000	70,309
Tapestry Inc., Senior Notes	5.100%	3/11/30	444,000	454,970
Tapestry Inc., Senior Notes	3.050%	3/15/32	208,000	188,085
Tapestry Inc., Senior Notes	5.500%	3/11/35	541,000	551,215
Total Textiles, Apparel & Luxury Goods				1,264,579

Total Consumer Discretionary				21,252,056
Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 0.3%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	1,578,000	1,479,611 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	206,000	179,447 (a)
Alimentation Couche-Tard Inc., Senior Notes	3.550%	7/26/27	445,000	441,401 (a)
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples Distribution & Retail — continued
Alimentation Couche-Tard Inc., Senior Notes	2.950%	1/25/30	$750,000	$709,850 (a)
Total Consumer Staples Distribution & Retail				2,810,309
Food Products — 0.6%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	2,250,000	2,357,033 (a)
Kellanova, Senior Notes	7.450%	4/1/31	139,000	160,058
Kellanova, Senior Notes	4.500%	4/1/46	109,000	96,369
Mars Inc., Senior Notes	4.650%	4/20/31	72,000	73,426 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	355,000	364,930 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	465,000	477,444 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	425,000	433,443 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	905,000	921,492 (a)
Mars Inc., Senior Notes	5.800%	5/1/65	220,000	226,495 (a)
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	285,000	261,440
Total Food Products				5,372,130
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	4.850%	5/22/32	360,000	364,842
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,268,000	1,281,826
Total Personal Care Products				1,646,668
Tobacco — 0.3%
Philip Morris International Inc., Senior Notes	4.375%	4/30/30	580,000	582,340
Philip Morris International Inc., Senior Notes	4.750%	11/1/31	1,935,000	1,969,528
Total Tobacco				2,551,868

Total Consumer Staples				12,380,975
Energy — 1.4%
Oil, Gas & Consumable Fuels — 1.4%
Aker BP ASA, Senior Notes	5.800%	10/1/54	547,000	507,101 (a)
Canadian Natural Resources Ltd., Senior Notes	5.000%	12/15/29	271,000	276,904 (a)
Canadian Natural Resources Ltd., Senior Notes	7.200%	1/15/32	840,000	945,179
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	615,000	615,358
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,073,000	980,798
Columbia Pipelines Operating Co. LLC, Senior Notes	5.927%	8/15/30	400,000	423,560 (a)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	970,000	1,004,194 (a)
Eastern Energy Gas Holdings LLC, Senior Notes	5.800%	1/15/35	744,000	785,185
Eastern Energy Gas Holdings LLC, Senior Notes	5.650%	10/15/54	286,000	281,684
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	910,000	1,053,752
ONEOK Inc., Senior Notes	4.750%	10/15/31	825,000	825,431
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	$830,000	$830,833
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	392,000	393,023
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	1,690,000	1,725,350 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	500,000	504,737
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	486,000	495,919
Williams Cos. Inc., Senior Notes	5.600%	3/15/35	664,000	689,377

Total Energy				12,338,385
Financials — 9.6%
Banks — 5.2%
Australia & New Zealand Banking Group Ltd., Subordinated Notes (2.570% to 11/25/30 then 5 year Treasury Constant Maturity Rate + 1.700%)	2.570%	11/25/35	765,000	685,724 (a)(c)
Banco Santander SA, Subordinated Notes	5.179%	11/19/25	1,610,000	1,610,350
Banco Santander SA, Subordinated Notes	6.921%	8/8/33	400,000	443,839
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then 3 mo. Term SOFR + 1.252%)	2.496%	2/13/31	727,000	675,186 (c)
Bank of America Corp., Subordinated Notes	4.183%	11/25/27	4,698,000	4,701,464
Bank of America Corp., Subordinated Notes (3.846% to 3/8/32 then 5 year Treasury Constant Maturity Rate + 2.000%)	3.846%	3/8/37	2,125,000	1,994,564 (c)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	1,165,000	1,191,622 (c)
Barclays PLC, Senior Notes (5.367% to 2/25/30 then SOFR + 1.230%)	5.367%	2/25/31	840,000	866,614 (c)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	1,105,000	1,103,640 (a)
BPCE SA, Subordinated Notes (3.648% to 1/14/32 then 5 year Treasury Constant Maturity Rate + 1.900%)	3.648%	1/14/37	790,000	717,540 (a)(c)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	1,400,000	1,410,328 (a)(c)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	1,530,000	1,578,109 (c)(d)
Citigroup Inc., Senior Notes (4.503% to 9/11/30 then SOFR + 1.171%)	4.503%	9/11/31	3,705,000	3,710,301 (c)
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	$535,000	$486,668 (a)
Commonwealth Bank of Australia, Subordinated Notes	5.837%	3/13/34	875,000	926,546 (a)
Fifth Third Bancorp, Senior Notes (4.895% to 9/6/29 then SOFR + 1.486%)	4.895%	9/6/30	185,000	187,649 (c)
Fifth Third Bancorp, Senior Notes (6.339% to 7/27/28 then SOFR + 2.340%)	6.339%	7/27/29	590,000	620,408 (c)
First-Citizens Bank & Trust Co., Subordinated Notes	6.125%	3/9/28	3,060,000	3,169,890
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	730,000	741,105 (c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	800,000	758,640 (a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 1.262%)	5.473%	5/15/47	361,000	320,270 (c)
JPMorgan Chase & Co., Senior Notes (4.323% to 4/26/27 then SOFR + 1.560%)	4.323%	4/26/28	3,147,000	3,157,601 (c)
JPMorgan Chase & Co., Senior Notes (5.140% to 1/24/30 then SOFR + 1.010%)	5.140%	1/24/31	1,128,000	1,165,752 (c)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	442,000	464,000 (c)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	6,137,000	5,771,596 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	345,000	357,941 (c)
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	361,000	383,531 (c)
Lloyds Banking Group PLC, Subordinated Notes (3.369% to 12/14/41 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.369%	12/14/46	895,000	665,924 (c)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	235,000	241,496 (c)
PNC Financial Services Group Inc., Subordinated Notes (4.626% to 6/6/32 then SOFR + 1.850%)	4.626%	6/6/33	2,212,000	2,197,273 (c)
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	475,000	476,751 (c)
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	$765,000	$802,085 (c)
US Bancorp, Subordinated Notes (2.491% to 11/3/31 then 5 year Treasury Constant Maturity Rate + 0.950%)	2.491%	11/3/36	722,000	624,175 (c)
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	239,000	222,993
Westpac Banking Corp., Subordinated Notes	2.963%	11/16/40	239,000	184,478
Total Banks				44,616,053
Capital Markets — 2.5%
Ares Capital Corp., Senior Notes	3.875%	1/15/26	839,000	838,204
Ares Capital Corp., Senior Notes	7.000%	1/15/27	720,000	739,666
Blackstone Private Credit Fund, Senior Notes	3.250%	3/15/27	513,000	503,536
Daimler Truck Finance North America LLC, Senior Notes	5.125%	9/25/27	1,430,000	1,453,150 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (3.650% to 8/10/26 then 5 year Treasury Constant Maturity Rate + 2.915%)	3.650%	8/10/26	183,000	180,030 (c)(d)
Goldman Sachs Group Inc., Senior Notes (4.153% to 10/21/28 then SOFR + 0.900%)	4.153%	10/21/29	1,006,000	1,003,184 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,343,000	1,343,762 (c)
Intercontinental Exchange Inc., Senior Notes	4.350%	6/15/29	132,000	133,179
Intercontinental Exchange Inc., Senior Notes	1.850%	9/15/32	1,683,000	1,431,633
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	1,180,000	1,185,536
Jefferies Financial Group Inc., Senior Notes	6.200%	4/14/34	1,285,000	1,349,006
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	861,000	845,706 (a)
Moody’s Corp., Senior Notes	3.250%	1/15/28	478,000	470,123
Morgan Stanley, Senior Notes (4.133% to 10/18/28 then SOFR + 0.913%)	4.133%	10/18/29	600,000	598,690 (c)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	1,445,000	1,472,101 (c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	3,467,000	3,473,884
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	580,000	608,979 (c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	194,000	203,554 (c)
MSCI Inc., Senior Notes	3.625%	9/1/30	1,591,000	1,514,327 (a)
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Nasdaq Inc., Senior Notes	5.550%	2/15/34	$116,000	$121,790
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	250,000	248,125 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	1,000,000	1,257,310 (a)(c)
Total Capital Markets				20,975,475
Consumer Finance — 0.1%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	244,000	277,890
Capital One Financial Corp., Senior Notes (4.493% to 9/11/30 then SOFR + 1.250%)	4.493%	9/11/31	915,000	908,536 (c)
Total Consumer Finance				1,186,426
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	9/10/29	150,000	151,327
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	1,795,000	1,657,100
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	485,000	492,547
Corebridge Financial Inc., Senior Notes	3.850%	4/5/29	483,000	476,444
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	960,000	1,002,182 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	393,000	419,280
LPL Holdings Inc., Senior Notes	5.200%	3/15/30	784,000	801,257
Macquarie Airfinance Holdings Ltd., Senior Notes	5.150%	3/17/30	488,000	494,010 (a)
Macquarie Airfinance Holdings Ltd., Senior Notes	6.500%	3/26/31	608,000	649,163 (a)
Total Financial Services				6,143,310
Insurance — 1.1%
Arthur J Gallagher & Co., Senior Notes	4.850%	12/15/29	455,000	464,733
Athene Global Funding, Secured Notes	5.526%	7/11/31	1,000,000	1,029,369 (a)
Athene Global Funding, Secured Notes	5.322%	11/13/31	635,000	648,751 (a)
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	610,000	617,457 (a)
Athene Holding Ltd., Senior Notes	5.875%	1/15/34	342,000	355,265
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	295,000	294,127
Brown & Brown Inc., Senior Notes	4.900%	6/23/30	863,000	875,231
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	311,000	318,982
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	415,000	427,405
CNA Financial Corp., Senior Notes	5.125%	2/15/34	465,000	468,448
CNO Global Funding, Secured Notes	2.650%	1/6/29	773,000	733,656 (a)
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
CNO Global Funding, Secured Notes	4.950%	9/9/29	$956,000	$973,821 (a)
F&G Annuities & Life Inc., Senior Notes	6.500%	6/4/29	585,000	611,163
Fairfax Financial Holdings Ltd., Senior Notes	4.850%	4/17/28	390,000	395,182
Metropolitan Life Global Funding I, Senior Secured Notes	2.950%	4/9/30	960,000	909,020 (a)
Metropolitan Life Insurance Co., Subordinated Notes	7.800%	11/1/25	570,000	570,000 (a)
Total Insurance				9,692,610

Total Financials				82,613,874
Health Care — 2.0%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	5.250%	3/2/30	949,000	985,166
Amgen Inc., Senior Notes	5.650%	3/2/53	504,000	503,334
Amgen Inc., Senior Notes	5.750%	3/2/63	565,000	564,753
Total Biotechnology				2,053,253
Health Care Equipment & Supplies — 0.1%
GE HealthCare Technologies Inc., Senior Notes	4.800%	8/14/29	960,000	979,772
Health Care Providers & Services — 0.8%
Centene Corp., Senior Notes	2.625%	8/1/31	870,000	747,099
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	315,000	331,451 (c)
CVS Health Corp., Senior Notes	5.000%	9/15/32	1,187,000	1,206,174
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,133,000	1,065,129
HCA Inc., Senior Notes	4.500%	2/15/27	488,000	488,782
HCA Inc., Senior Notes	3.625%	3/15/32	210,000	197,705
HCA Inc., Senior Notes	4.600%	11/15/32	465,000	462,250
HCA Inc., Senior Notes	5.600%	4/1/34	455,000	473,853
HCA Inc., Senior Notes	6.000%	4/1/54	600,000	608,649
Humana Inc., Senior Notes	5.750%	3/1/28	605,000	624,190
Icon Investments Six DAC, Senior Secured Notes	5.809%	5/8/27	425,000	434,002
Icon Investments Six DAC, Senior Secured Notes	5.849%	5/8/29	200,000	209,010
Total Health Care Providers & Services				6,848,294
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	469,000	470,343
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — 0.8%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	$857,000	$866,084
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	538,000	544,677
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	550,000	532,391
Royalty Pharma PLC, Senior Notes	5.200%	9/25/35	1,450,000	1,453,216
Wyeth LLC, Senior Notes	5.950%	4/1/37	170,000	184,311
Zoetis Inc., Senior Notes	2.000%	5/15/30	966,000	880,155
Zoetis Inc., Senior Notes	5.000%	8/17/35	1,980,000	2,001,127
Total Pharmaceuticals				6,461,961

Total Health Care				16,813,623
Industrials — 2.3%
Aerospace & Defense — 1.0%
Avolon Holdings Funding Ltd., Senior Notes	5.750%	11/15/29	1,019,000	1,057,020 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	1,005,000	1,010,135 (a)
Boeing Co., Senior Notes	2.700%	2/1/27	944,000	926,476
Boeing Co., Senior Notes	2.950%	2/1/30	797,000	752,813
Boeing Co., Senior Notes	3.600%	5/1/34	321,000	291,339
Boeing Co., Senior Notes	3.250%	2/1/35	1,658,000	1,445,989
Boeing Co., Senior Notes	3.500%	3/1/39	1,045,000	853,090
Boeing Co., Senior Notes	6.875%	3/15/39	635,000	722,108
Boeing Co., Senior Notes	3.900%	5/1/49	323,000	244,954
Boeing Co., Senior Notes	3.950%	8/1/59	535,000	385,923
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	693,000	669,859
Howmet Aerospace Inc., Senior Notes	5.950%	2/1/37	413,000	449,870
Total Aerospace & Defense				8,809,576
Building Products — 0.0%††
Carlisle Cos. Inc., Senior Notes	5.250%	9/15/35	390,000	396,977
Commercial Services & Supplies — 0.3%
Republic Services Inc., Senior Notes	5.000%	11/15/29	1,335,000	1,382,480
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,349,000	1,380,301
Total Commercial Services & Supplies				2,762,781
Ground Transportation — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	4.400%	7/1/27	1,285,000	1,288,341 (a)
Ryder System Inc., Senior Notes	4.950%	9/1/29	860,000	879,891
Total Ground Transportation				2,168,232
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.3%
Oshkosh Corp., Senior Notes	4.600%	5/15/28	$740,000	$746,493
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,623,000	1,600,464 (a)
Total Machinery				2,346,957
Trading Companies & Distributors — 0.4%
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	490,000	500,417 (a)
Ashtead Capital Inc., Senior Notes	4.375%	8/15/27	675,000	674,215 (a)
Ashtead Capital Inc., Senior Notes	5.950%	10/15/33	570,000	602,973 (a)
Aviation Capital Group LLC, Senior Notes	5.375%	7/15/29	845,000	865,041 (a)
Aviation Capital Group LLC, Senior Notes	5.125%	4/10/30	990,000	1,005,351 (a)
Total Trading Companies & Distributors				3,647,997

Total Industrials				20,132,520
Information Technology — 1.9%
Communications Equipment — 0.2%
Motorola Solutions Inc., Senior Notes	4.850%	8/15/30	217,000	221,396
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	190,000	172,040
Motorola Solutions Inc., Senior Notes	5.200%	8/15/32	738,000	759,909
Total Communications Equipment				1,153,345
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Senior Notes	4.400%	2/15/33	950,000	939,694 (b)
IT Services — 0.2%
Gartner Inc., Senior Notes	3.625%	6/15/29	110,000	105,632 (a)
Gartner Inc., Senior Notes	3.750%	10/1/30	1,025,000	970,080 (a)
S&P Global Inc., Senior Notes	2.500%	12/1/29	478,000	449,864
Total IT Services				1,525,576
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices Inc., Senior Notes	5.050%	4/1/34	700,000	725,807
Broadcom Inc., Senior Notes	5.050%	7/12/29	755,000	777,666
Broadcom Inc., Senior Notes	5.000%	4/15/30	1,093,000	1,127,274
Broadcom Inc., Senior Notes	4.150%	11/15/30	361,000	359,282
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,008,000	1,004,202 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	255,000	264,642 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	334,000	356,361 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	390,000	410,872 (a)
Intel Corp., Senior Notes	4.150%	8/5/32	1,440,000	1,391,536
Marvell Technology Inc., Senior Notes	5.750%	2/15/29	583,000	608,917
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	55,000	55,682
Marvell Technology Inc., Senior Notes	5.950%	9/15/33	582,000	622,333
Total Semiconductors & Semiconductor Equipment				7,704,574
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 0.4%
Microsoft Corp., Senior Notes	3.500%	2/12/35	$610,000	$576,384
Oracle Corp., Senior Notes	4.450%	9/26/30	500,000	495,987
Oracle Corp., Senior Notes	2.875%	3/25/31	483,000	440,408
Oracle Corp., Senior Notes	4.800%	9/26/32	670,000	663,294
Oracle Corp., Senior Notes	3.650%	3/25/41	727,000	564,908
Synopsys Inc., Senior Notes	5.150%	4/1/35	860,000	873,965
Synopsys Inc., Senior Notes	5.700%	4/1/55	65,000	65,718
Total Software				3,680,664
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	4.550%	10/15/29	456,000	458,735
Hewlett Packard Enterprise Co., Senior Notes	4.850%	10/15/31	530,000	535,661
Total Technology Hardware, Storage & Peripherals				994,396

Total Information Technology				15,998,249
Materials — 0.6%
Chemicals — 0.2%
Celanese US Holdings LLC, Senior Notes	6.665%	7/15/27	256,000	262,954
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	1,110,000	1,078,306 (c)
Huntsman International LLC, Senior Notes	4.500%	5/1/29	361,000	333,856
Total Chemicals				1,675,116
Containers & Packaging — 0.3%
Berry Global Inc., Senior Secured Notes	1.570%	1/15/26	1,027,000	1,020,912
Berry Global Inc., Senior Secured Notes	4.875%	7/15/26	27,000	27,003 (a)
WestRock MWV LLC, Senior Notes	8.200%	1/15/30	920,000	1,049,239
Total Containers & Packaging				2,097,154
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	935,000	959,035 (a)

Total Materials				4,731,305
Real Estate — 1.0%
Diversified REITs — 0.3%
VICI Properties LP, Senior Notes	4.750%	2/15/28	1,098,000	1,107,793
VICI Properties LP, Senior Notes	5.750%	4/1/34	225,000	232,781
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	122,000	120,842 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	810,000	810,206 (a)
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified REITs — continued
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	$785,000	$767,314 (a)
Total Diversified REITs				3,038,936
Specialized REITs — 0.7%
American Tower Corp., Senior Notes	2.900%	1/15/30	2,751,000	2,598,085
American Tower Corp., Senior Notes	2.700%	4/15/31	661,000	603,584
Crown Castle Inc., Senior Notes	3.650%	9/1/27	605,000	598,940
Crown Castle Inc., Senior Notes	3.800%	2/15/28	610,000	603,628
Crown Castle Inc., Senior Notes	4.900%	9/1/29	435,000	441,436
EPR Properties, Senior Notes	4.500%	6/1/27	188,000	188,064
Equinix Inc., Senior Notes	3.200%	11/18/29	600,000	575,888
Total Specialized REITs				5,609,625

Total Real Estate				8,648,561
Utilities — 3.8%
Electric Utilities — 3.3%
American Electric Power Co. Inc., Junior Subordinated Notes (5.800% to 3/15/31 then 5 year Treasury Constant Maturity Rate + 2.128%)	5.800%	3/15/56	1,130,000	1,133,080 (c)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	375,000	380,072 (c)
Constellation Energy Generation LLC, Senior Notes	5.600%	3/1/28	1,365,000	1,411,131
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	854,000	945,964
Constellation Energy Generation LLC, Senior Notes	5.750%	3/15/54	700,000	711,045
DTE Electric Co., Senior Secured Bonds	5.250%	5/15/35	435,000	449,492
Duke Energy Corp., Senior Notes	4.850%	1/5/29	100,000	101,918
Duke Energy Corp., Senior Notes	5.450%	6/15/34	992,000	1,035,034
Duke Energy Corp., Senior Notes	5.800%	6/15/54	708,000	716,143
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	417,000	412,616
Electricite de France SA, Senior Notes	5.650%	4/22/29	700,000	728,430 (a)
Enel Finance International NV, Senior Notes	4.375%	9/30/30	955,000	949,323 (a)
Exelon Corp., Senior Notes	5.150%	3/15/29	1,345,000	1,383,772
Exelon Corp., Senior Notes	5.625%	6/15/35	685,000	718,008
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	460,000	463,175
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Florida Power & Light Co., First Mortgage Bonds	3.950%	3/1/48	$854,000	$696,755
Georgia Power Co., Senior Notes	4.950%	5/17/33	715,000	730,299
Georgia Power Co., Senior Notes	5.250%	3/15/34	530,000	547,423
NextEra Energy Capital Holdings Inc., Senior Notes	5.300%	3/15/32	1,275,000	1,330,608
NextEra Energy Capital Holdings Inc., Senior Notes	5.900%	3/15/55	385,000	398,624
NRG Energy Inc., Senior Secured Notes	2.000%	12/2/25	1,255,000	1,251,019 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.950%	9/15/52	1,060,000	972,047
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	500,000	490,155
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	340,000	350,172
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	6/15/32	500,000	523,597
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	145,000	161,071
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	500,000	430,783
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	710,000	768,051
Southern Co., Senior Notes	5.500%	3/15/29	115,000	119,614
Southern Co., Senior Notes	5.700%	3/15/34	695,000	734,028
Southern Co. Gas Capital Corp., Senior Notes	4.950%	9/15/34	520,000	523,382
Southern Power Co., Senior Notes	4.250%	10/1/30	200,000	198,930
Southern Power Co., Senior Notes	4.900%	10/1/35	360,000	356,423
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	725,000	736,157
Virginia Electric and Power Co., Senior Notes	4.900%	9/15/35	1,095,000	1,092,289
Vistra Operations Co. LLC, Senior Secured Notes	3.700%	1/30/27	2,495,000	2,476,193 (a)
Vistra Operations Co. LLC, Senior Secured Notes	4.600%	10/15/30	625,000	621,365 (a)
Vistra Operations Co. LLC, Senior Secured Notes	6.950%	10/15/33	129,000	143,601 (a)
Xcel Energy Inc., Senior Notes	5.600%	4/15/35	1,155,000	1,199,055
Total Electric Utilities				28,390,844
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust II, Senior Secured Notes	7.467%	7/31/28	$525,000	$560,771 (a)
Puget Sound Energy Inc., First Mortgage Bonds	5.448%	6/1/53	445,000	437,021
Total Independent Power and Renewable Electricity Producers				997,792
Multi-Utilities — 0.4%
Dominion Energy Inc., Junior Subordinated Notes (6.200% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.006%)	6.200%	2/15/56	550,000	556,508 (c)
DTE Energy Co., Senior Notes	5.850%	6/1/34	618,000	657,318
NiSource Inc., Senior Notes	5.200%	7/1/29	925,000	954,942
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	415,000	425,936
Sempra, Senior Notes	5.500%	8/1/33	380,000	397,595
Total Multi-Utilities				2,992,299

Total Utilities				32,380,935
Total Corporate Bonds & Notes (Cost — $243,655,594)				250,001,987
Mortgage-Backed Securities — 27.0%
FHLMC — 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/35- 3/1/52	1,876,661	1,734,810
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/35- 1/1/52	5,741,028	5,069,173
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/52- 5/1/52	2,292,104	1,977,816
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/52	294,013	280,525
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/1/52	1,072,029	991,344
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/52	436,682	429,805
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52- 5/1/53	1,886,769	1,929,329
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/53	794,837	801,177
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	5/1/53	208,874	215,607
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	23,368	24,238
Total FHLMC				13,453,824
FNMA — 18.9%
Federal National Mortgage Association (FNMA)	3.000%	11/1/32- 4/1/52	7,210,605	6,446,045
Federal National Mortgage Association (FNMA)	2.000%	5/1/36- 4/1/52	24,352,632	20,144,898
Federal National Mortgage Association (FNMA)	1.500%	7/1/36	1,877,040	1,690,308
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	7/1/36- 5/1/52	$19,394,962	$16,783,647
Federal National Mortgage Association (FNMA)	1.500%	11/1/40	2,000,000	1,792,309 (e)
Federal National Mortgage Association (FNMA)	2.000%	11/1/40- 11/1/55	16,300,000	13,365,135 (e)
Federal National Mortgage Association (FNMA)	4.500%	11/1/40- 11/1/55	5,300,000	5,173,775 (e)
Federal National Mortgage Association (FNMA)	5.000%	11/1/40- 11/1/55	9,700,000	9,685,135 (e)
Federal National Mortgage Association (FNMA)	5.500%	4/1/50	250,455	257,379
Federal National Mortgage Association (FNMA)	3.500%	7/1/50- 10/1/56	8,447,369	7,810,561
Federal National Mortgage Association (FNMA)	4.000%	6/1/52- 5/1/53	3,288,499	3,174,999
Federal National Mortgage Association (FNMA)	4.500%	7/1/52- 11/1/52	2,613,333	2,563,103
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 2/1/53	1,811,229	1,818,841
Federal National Mortgage Association (FNMA)	6.000%	4/1/53- 5/1/54	4,564,596	4,741,926
Federal National Mortgage Association (FNMA)	6.500%	4/1/53- 7/1/54	1,401,142	1,458,662
Federal National Mortgage Association (FNMA)	5.500%	11/1/54	17,150,000	17,329,267 (e)
Federal National Mortgage Association (FNMA)	6.000%	11/1/54	16,100,000	16,465,683 (e)
Federal National Mortgage Association (FNMA)	2.500%	11/1/55	10,250,000	8,704,084 (e)
Federal National Mortgage Association (FNMA)	3.000%	11/1/55	6,100,000	5,406,125 (e)
Federal National Mortgage Association (FNMA)	3.500%	11/1/55	1,000,000	922,095 (e)
Federal National Mortgage Association (FNMA)	4.000%	11/1/55	5,750,000	5,456,416 (e)
Federal National Mortgage Association (FNMA)	6.500%	11/1/55	10,500,000	10,874,230 (e)
Total FNMA				162,064,623
GNMA — 6.5%
Government National Mortgage Association (GNMA) II	3.000%	3/20/43- 1/20/54	5,782,455	5,227,173
Government National Mortgage Association (GNMA) II	4.000%	2/20/48	1,614,629	1,554,436
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 7/20/51	5,367,502	4,470,333
Government National Mortgage Association (GNMA) II	2.500%	4/20/51- 2/20/53	11,860,421	10,289,516
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	3.500%	1/20/52- 3/20/52	$3,409,143	$3,146,591
Government National Mortgage Association (GNMA) II	4.500%	9/20/52- 12/20/54	4,525,212	4,438,606
Government National Mortgage Association (GNMA) II	5.500%	9/20/52- 6/20/54	3,707,855	3,771,263
Government National Mortgage Association (GNMA) II	5.000%	10/20/52	1,279,784	1,284,075
Government National Mortgage Association (GNMA) II	6.000%	2/20/53- 7/20/54	4,632,246	4,785,382
Government National Mortgage Association (GNMA) II	6.500%	11/20/53	1,189,961	1,244,020
Government National Mortgage Association (GNMA) II	4.000%	11/15/55	1,750,000	1,655,404 (e)
Government National Mortgage Association (GNMA) II	2.000%	11/20/55	3,000,000	2,495,992 (e)
Government National Mortgage Association (GNMA) II	3.500%	11/20/55	1,400,000	1,281,746 (e)
Government National Mortgage Association (GNMA) II	5.000%	11/20/55	4,940,000	4,925,563 (e)
Government National Mortgage Association (GNMA) II	5.500%	11/20/55	5,000,000	5,042,015 (e)
Total GNMA				55,612,115

Total Mortgage-Backed Securities (Cost — $231,195,889)				231,130,562
Collateralized Mortgage Obligations(f) — 5.7%
Banc of America Commercial Mortgage Trust, 2015-UBS7 AS	3.989%	9/15/48	294,265	293,610 (c)
BANK, 2019-BN18 A2	3.474%	5/15/62	814,000	794,070
BANK, 2020-BN28 XA, IO	1.758%	3/15/63	10,169,068	693,537 (c)
Barclays Commercial Mortgage Trust, 2019-C3 A2	3.438%	5/15/52	988,185	974,144
Barclays Commercial Mortgage Trust, 2019-C5 C	3.710%	11/15/52	1,344,000	1,190,138
BBCMS Mortgage Trust, 2023-C21 A3	6.296%	9/15/56	797,000	853,931 (c)
Benchmark Mortgage Trust, 2018-B6 AS	4.441%	10/10/51	2,211,000	2,135,789
Benchmark Mortgage Trust, 2019-B13 A2	2.889%	8/15/57	2,368,768	2,284,239
Benchmark Mortgage Trust, 2020-B20 XA, IO	1.523%	10/15/53	9,188,523	468,003 (c)
Benchmark Mortgage Trust, 2020-B21 XA, IO	1.414%	12/17/53	19,714,968	1,068,731 (c)
Benchmark Mortgage Trust, 2025-V18 XA, IO	1.473%	10/15/58	6,892,000	375,561 (a)(c)
CD Mortgage Trust, 2017-CD4 B	3.947%	5/10/50	844,000	802,039 (c)
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
CD Mortgage Trust, 2018-CD7 A4	4.279%	8/15/51	$672,000	$666,507
Citigroup Commercial Mortgage Trust, 2016-P4 AS	3.075%	7/10/49	2,394,000	2,331,042
Citigroup Commercial Mortgage Trust, 2016-P6 A5	3.720%	12/10/49	501,000	490,303 (c)
Citigroup Commercial Mortgage Trust, 2016-P6 B	4.152%	12/10/49	1,216,000	1,139,237 (c)
Citigroup Commercial Mortgage Trust, 2020- GC46 A2	2.708%	2/15/53	668,700	641,802
Commercial Mortgage Trust, 2014-CR15 B	3.913%	2/10/47	337,769	333,131 (c)
Commercial Mortgage Trust, 2015-CR26 B	4.391%	10/10/48	1,084,292	1,071,240 (c)
Commercial Mortgage Trust, 2017-COR2 C	4.587%	9/10/50	578,000	553,485 (c)
Commercial Mortgage Trust, 2018-COR3 AM	4.345%	5/10/51	42,000	38,290 (c)
CSAIL Commercial Mortgage Trust, 2015-C2 B	4.208%	6/15/57	518,808	501,141 (c)
CSAIL Commercial Mortgage Trust, 2016-C6 AS	3.346%	1/15/49	534,000	525,534
CSAIL Commercial Mortgage Trust, 2017-CX10 A3	3.398%	11/15/50	503,353	502,461
CSAIL Commercial Mortgage Trust, 2019-C15 XA, IO	0.988%	3/15/52	13,884,268	352,413 (c)
CSAIL Commercial Mortgage Trust, 2019-C18 A2	2.845%	12/15/52	820,494	798,615
CSAIL Commercial Mortgage Trust, 2020-C19 XA, IO	1.086%	3/15/53	965,181	34,247 (c)
CSMC Trust, 2016-NXSR AS	4.049%	12/15/49	708,000	692,768 (c)
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	980,683	954,661
JPMBB Commercial Mortgage Securities Trust, 2014-C23 B	4.537%	9/15/47	1,628,645	1,581,333 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-C10 C	4.103%	12/15/47	85,243	82,548 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 A2	3.150%	6/13/52	770,279	761,867
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 B	3.708%	5/15/46	891,373	864,754 (c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 B	3.883%	4/15/48	823,000	775,941 (c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 AS	3.994%	12/15/49	1,504,000	1,486,176 (c)
Morgan Stanley Capital I Trust, 2016-UB12 AS	3.778%	12/15/49	1,227,000	1,177,028 (c)
Morgan Stanley Capital I Trust, 2018-L1 C	4.794%	10/15/51	1,265,000	1,171,334 (c)
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Station Place Securitization Trust, 2025-1 A (1 mo. Term SOFR + 0.900%)	4.915%	7/23/26	$2,562,000	$2,601,193 (a)(c)
Station Place Securitization Trust, 2025-3 A (1 mo. Term SOFR + 0.900%)	4.915%	9/23/26	2,750,000	2,738,511 (a)(c)
Station Place Securitization Trust, 2025-7 A (1 mo. Term SOFR + 0.900%)	4.891%	11/24/26	3,016,000	3,023,326 (a)(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	852,000	838,163
UBS Commercial Mortgage Trust, 2018-C14 A4	4.448%	12/15/51	756,000	755,912
Wells Fargo Commercial Mortgage Trust, 2015- C31 AS	4.049%	11/15/48	253,369	252,654
Wells Fargo Commercial Mortgage Trust, 2015- LC20 C	4.056%	4/15/50	285,206	276,192 (c)
Wells Fargo Commercial Mortgage Trust, 2017- C39 B	4.025%	9/15/50	1,870,000	1,769,381
Wells Fargo Commercial Mortgage Trust, 2019- C49 B	4.546%	3/15/52	2,118,000	2,037,650
Wells Fargo Commercial Mortgage Trust, 2020- C56 B	3.610%	6/15/53	1,304,000	1,181,003 (c)
Wells Fargo Commercial Mortgage Trust, 2020- C57 C	4.023%	8/15/53	29,000	26,542 (c)
Wells Fargo Commercial Mortgage Trust, 2025- 5C3 XA, IO	0.818%	1/15/58	10,590,706	324,261 (c)
Wells Fargo Commercial Mortgage Trust, 2025- 5C4 XA, IO	1.122%	5/15/58	16,231,779	724,299 (c)
WFRBS Commercial Mortgage Trust, 2013-C11 B	3.714%	3/15/45	470,902	467,460 (c)

Total Collateralized Mortgage Obligations (Cost — $46,560,912)				48,478,197
Asset-Backed Securities — 4.3%
CarMax Auto Owner Trust, 2024-3 A3	4.890%	7/16/29	1,320,000	1,334,619
CarMax Auto Owner Trust, 2025-2 A2A	4.590%	7/17/28	1,750,000	1,754,343
Chase Auto Owner Trust, 2024-3A A3	5.220%	7/25/29	4,328,000	4,379,067 (a)
Ford Credit Auto Owner Trust, 2024-B A3	5.100%	4/15/29	4,311,000	4,368,023
GM Financial Consumer Automobile Receivables Trust, 2023-1 A3	4.660%	2/16/28	1,450,431	1,453,985
GM Financial Consumer Automobile Receivables Trust, 2024-1 A3	4.850%	12/18/28	1,176,193	1,182,667
Harley-Davidson Motorcycle Trust, 2024-B A3	4.310%	7/16/29	2,298,000	2,302,907
Honda Auto Receivables Owner Trust, 2023-1 A3	5.040%	4/21/27	866,269	868,602
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Honda Auto Receivables Owner Trust, 2023-2 A3	4.930%	11/15/27	$657,856	$660,720
Honda Auto Receivables Owner Trust, 2023-4 A3	5.670%	6/21/28	664,753	671,939
Hyundai Auto Receivables Trust, 2023-A A3	4.580%	4/15/27	1,211,108	1,212,245
Hyundai Auto Receivables Trust, 2023-B A3	5.480%	4/17/28	2,669,841	2,689,209
Hyundai Auto Receivables Trust, 2025-C A2B (30 Day Average SOFR + 0.350%)	4.584%	7/17/28	3,355,000	3,357,178 (c)
Nissan Auto Receivables Owner Trust, 2025-A A3	4.490%	12/17/29	1,600,000	1,616,330
OCCU Auto Receivables Trust, 2025-1A A3	4.810%	11/15/29	1,953,000	1,967,955 (a)
Toyota Auto Receivables Owner Trust, 2022-C A3	3.760%	4/15/27	990,551	989,905
Toyota Auto Receivables Owner Trust, 2024-A A3	4.830%	10/16/28	3,788,810	3,810,552
USB Auto Owner Trust, 2025-1A A3	4.490%	6/17/30	1,216,000	1,226,362 (a)
World Omni Auto Receivables Trust, 2025-C A3	4.080%	11/15/30	1,263,000	1,266,778

Total Asset-Backed Securities (Cost — $36,888,772)				37,113,386
			Shares
Investments in Underlying Funds — 2.1%
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF (Cost — $18,212,877)			731,980	18,358,058 (g)
Total Investments before Short-Term Investments (Cost — $918,642,398)				927,827,338
	Rate
Short-Term Investments — 4.0%
Money Market Funds — 3.9%
Putnam Government Money Market Fund, Class P Shares (Cost — $33,407,270)	3.920%		33,407,270	33,407,270 (g)(h)
		Maturity Date	Face Amount
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills (Cost — $396,530)	3.715%	1/20/26	$400,000	396,775 (i)

Total Short-Term Investments (Cost — $33,803,800)				33,804,045
Total Investments — 112.3% (Cost — $952,446,198)				961,631,383
Liabilities in Excess of Other Assets — (12.3)%				(104,966,757)
Total Net Assets — 100.0%				$856,664,626

See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

 Putnam ESG Core Bond ETF
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	This security is traded on a to-be-announced (“TBA”) basis. At October 31, 2025, the Fund held TBA securities with a total cost of $110,412,880.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $51,765,328 and the cost was $51,620,147 (Note 6).

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CD	—	Certificate of Deposit
DAC	—	Designated Activity Company
ETF	—	Exchange-Traded Fund
IO	—	Interest Only
SOFR	—	Secured Overnight Financing Rate

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (2.2)%
Mortgage-Backed Securities — (2.2)%
FNMA — (0.1)%
Federal National Mortgage Association (FNMA)	3.000%	11/1/40	$(600,000)	$(575,009) (a)
GNMA — (2.1)%
Government National Mortgage Association (GNMA) II	2.500%	11/20/55	(3,600,000)	(3,116,669) (a)
Government National Mortgage Association (GNMA) II	6.000%	11/20/55	(15,000,000)	(15,267,869) (a)
Total GNMA				(18,384,538)

Total Securities Sold Short (Proceeds — $(18,987,633))				$(18,959,547)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1)
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $900,826,051)	$909,866,055
Investments in affiliated securities, at value (Cost — $51,620,147)	51,765,328
Cash	1,060,736
Receivable for sales of TBA securities	19,230,917
Interest receivable	7,859,843
Receivable for securities sold	1,065,945
Dividends receivable from affiliated investments	95,270
Total Assets	990,944,094
Liabilities:
Payable for purchases of TBA securities	110,423,647
Investments sold short, at value (proceeds received — $18,987,633)	18,959,547
Payable for securities purchased	4,596,650
Investment management fee payable	299,624
Total Liabilities	134,279,468
Total Net Assets	$856,664,626
Net Assets:
Paid-in capital	$848,771,858
Total distributable earnings (loss)	7,892,768
Total Net Assets	$856,664,626
Shares Outstanding	17,350,000
Net Asset Value	$49.38
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended October 31, 2025

Investment Income:
Interest	$19,079,437
Dividends from affiliated investments	1,106,754
Total Investment Income	20,186,191
Expenses:
Investment management fee (Note 2)	1,404,060
Total Expenses	1,404,060
Less: Fee waivers and/or expense reimbursements (Note 2)	(58,892)
Net Expenses	1,345,168
Net Investment Income	18,841,023
Realized and Unrealized Gain on Investments and Short Sales (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	1,835,624
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,812,916
Investments in affiliated securities	93,457
Securities sold short	28,086
Change in Net Unrealized Appreciation (Depreciation)	7,934,459
Net Gain on Investments and Short Sales	9,770,083
Increase in Net Assets From Operations	$28,611,106
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2025 (unaudited) and the Year Ended April 30, 2025	October 31	April 30
Operations:
Net investment income	$18,841,023	$29,110,003
Net realized gain (loss)	1,835,624	(1,064,664)
Change in net unrealized appreciation (depreciation)	7,934,459	20,085,388
Increase in Net Assets From Operations	28,611,106	48,130,727
Distributions to Shareholders From (Note 1):
Total distributable earnings	(17,434,877)	(28,792,378)
Decrease in Net Assets From Distributions to Shareholders	(17,434,877)	(28,792,378)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,450,000 and 3,900,000 shares issued, respectively)	119,650,591	190,306,696
Cost of shares repurchased (0 and 675,000 shares repurchased, respectively)	—	(32,733,019)
Increase in Net Assets From Fund Share Transactions	119,650,591	157,573,677
Increase in Net Assets	130,826,820	176,912,026
Net Assets:
Beginning of period	725,837,806	548,925,780
End of period	$856,664,626	$725,837,806
See Notes to Financial Statements.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1,3]
Net asset value, beginning of period	$48.71	$47.02	$49.72	$50.00
Income (loss) from operations:
Net investment income	1.16	2.13	2.08	0.55
Net realized and unrealized gain (loss)	0.58	1.66	(2.59)	(0.53)
Total income (loss) from operations	1.74	3.79	(0.51)	0.02
Less distributions from:
Net investment income	(1.07)	(2.10)	(2.17)	(0.30)
Net realized gains	—	—	(0.02)	—
Total distributions	(1.07)	(2.10)	(2.19)	(0.30)
Net asset value, end of period	$49.38	$48.71	$47.02	$49.72
Total return, based on NAV[4]	3.79%	8.19%	(1.02)%	0.04%[5]
Net assets, end of period (millions)	$857	$726	$549	$466
Ratios to average net assets:
Gross expenses	0.35%[6]	0.35%	0.35%	0.10%[5]
Net expenses[7,8]	0.34 [6]	0.34	0.34	0.10 [5]
Net investment income	4.70 [6]	4.39	4.34	1.12 [5]
Portfolio turnover rate	145%	237%	166%	3%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]	For the period January 19, 2023 (inception date) to April 30, 2023.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Not annualized.
[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Putnam ESG Core Bond ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks high current income consistent with what Franklin Advisers, Inc. believes to be prudent risk.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$342,745,148	—	$342,745,148
Corporate Bonds & Notes	—	250,001,987	—	250,001,987
Mortgage-Backed Securities	—	231,130,562	—	231,130,562
Collateralized Mortgage Obligations	—	48,478,197	—	48,478,197
Asset-Backed Securities	—	37,113,386	—	37,113,386
Investments in Underlying Funds	$18,358,058	—	—	18,358,058
Total Long-Term Investments	18,358,058	909,469,280	—	927,827,338

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
Money Market Funds	$33,407,270	—	—	$33,407,270
U.S. Treasury Bills	—	$396,775	—	396,775
Total Short-Term Investments	33,407,270	396,775	—	33,804,045
Total Investments	$51,765,328	$909,866,055	—	$961,631,383
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†::
Mortgage-Backed Securities	—	$(18,959,547)	—	$18,959,547

†	See Schedule of Investments for additional detailed categorizations.
(b) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.
Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.
Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.
(c) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays its investment manager an annual all-inclusive management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund managed by FTIML.
Under an agreement with  Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $58,892, all of which was an affiliated money market fund waiver.

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$536,962,354	$827,146,068
Sales	407,271,513	819,162,341
At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$953,295,696	$12,903,773	$(4,568,086)	$8,335,687
4. Derivative instruments and hedging activities
During the six months ended October 31, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended October 31, 2025. The following transactions were effected in such company for the six months ended October 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF	$11,257,741	$7,006,860	281,400	—	—
Putnam Government Money Market Fund, Class P Shares	40,880,678	149,111,516	149,111,516	$156,584,924	156,584,924
	$52,138,419	$156,118,376		$156,584,924

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF	—	$395,779	$93,457	$18,358,058
Putnam Government Money Market Fund, Class P Shares	—	710,975	—	33,407,270
	—	$1,106,754	$93,457	$51,765,328
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit

Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the six months ended October 31, 2025.
8. Capital loss carryforward
As of April 30, 2025, the Fund had capital loss carryforward remaining, which have no expiration date, of $4,161,972, that will be available to offset future taxable capital gains.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Putnam ESG Core Bond ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Putnam ESG Core Bond ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June 2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
Putnam ESG Core Bond ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
• That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
• The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds (one of which is your fund) have implemented (or, in the case of ten

Putnam ESG Core Bond ETF

municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 35 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds,
Putnam ESG Core Bond ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio

Putnam ESG Core Bond ETF

managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end 2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th, 22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique
Putnam ESG Core Bond ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year period ended December 31, 2024 and over the period from the fund’s commencement of operations on January 19, 2023 through December 31, 2024. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over both periods. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in 2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam ESG Core Bond ETF

(This page intentionally left blank.)

(This page intentionally left blank.)

Putnam
ESG Core Bond ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Putnam ESG Core Bond ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam ESG Core Bond ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam ESG Core Bond ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39496-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025